Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Net income/(loss) before taxes	$ 271,503	RM 1,107,051	RM (1,780,930)
Tax at the Malaysian statutory income tax rate of 24%	65,161	265,693	(427,423)
Tax effects in respect of:
Different tax rates in other countries	34,502	140,680	554,889
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	17,439	71,108	(740,027)
Adjustment in respect of current income tax of prior years			73,304
Adjustment in respect of deferred tax of prior years			397,530
Non-deductible expenses			410,137
Non-taxable income	(39,783)	(162,215)	(119,742)
Tax expense	$ 77,319	RM 315,266	RM 148,668